Interest income (expense), net and foreign exchange and other losses - Summary of Foreign Exchange and Other Gain (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest Income (Expense) And Other [Abstract]
Derivative fair value (losses)	$ 0	$ 0	$ (1,444)
Foreign exchange gains (losses), net	(7,628)	(447)	64
Total foreign exchange and other losses	$ (7,628)	$ (447)	$ (1,380)